Non-current derivative financial liabilities - Change in free cash flow interest obligation (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	May 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Fair Value of Original Agreement		$ 217.2	$ 743.3	$ 553.6
Unrealized loss on revaluation of liability		142.8
Cash consideration		(257.5)	0.0
Amending Agreement change of control liability		(42.6)	(75.7)
Transfer of Accumulated Other Comprehensive income on New Afton free cash flow obligation extinguishment		114.5
Amending Agreement
Disclosure of detailed information about financial instruments [line items]
Gain on extinguishment	$ 42.3
New Afton
Disclosure of detailed information about financial instruments [line items]
Fair Value of Original Agreement	634.6	0.0	543.4	$ 378.9
Unrealized loss on revaluation of liability		91.2
Cash consideration		(257.5)
Partial disposition of mining interest at New Afton	(272.2)
Amending Agreement change of control liability		0.0	$ (42.7)
Gain on extinguishment	$ 42.3
New Afton | Amending Agreement
Disclosure of detailed information about financial instruments [line items]
Amending Agreement change of control liability		$ (20.0)